INCOME TAX - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Beginning balance	$ 28	$ 339	$ 451
Decrease due to lapses in statute of limitations	(26)	(312)	(144)
Exchange difference	(2)	1	32
Ending balance	$ 0	$ 28	$ 339